Guarantor Financial Information (Tables)	12 Months Ended
Jan. 31, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidated Balance Sheet
Condensed Consolidated Balance Sheets as of January 31, 2018

(in thousands)	Conn's, Inc.	Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$9,286	$—	$—	$9,286
Restricted cash	—	1,550	85,322	—	86,872
Customer accounts receivable, net of allowance	—	177,117	459,708	—	636,825
Other accounts receivable	—	71,186	—	—	71,186
Inventories	—	211,894	—	—	211,894
Other current assets	—	68,621	15,212	(19,879)	63,954
Total current assets	—	539,654	560,242	(19,879)	1,080,017
Investment in and advances to subsidiaries	735,272	209,903	—	(945,175)	—
Long-term portion of customer accounts receivable, net of allowance	—	195,606	455,002	—	650,608
Property and equipment, net	—	143,152	—	—	143,152
Deferred income taxes	21,565	—	—	—	21,565
Other assets	—	5,457		—	5,457
Total assets	$756,837	$1,093,772	$1,015,244	$(965,054)	$1,900,799
Liabilities and Stockholders' Equity
Current liabilities:
Current maturities of capital lease obligations	$—	$907	$—	$—	$907
Accounts payable	—	71,617	—	—	71,617
Accrued expenses	686	66,370	6,723	(4,667)	69,112
Other current liabilities	—	32,685	5,002	(15,212)	22,475
Total current liabilities	686	171,579	11,725	(19,879)	164,111
Deferred rent	—	87,003	—	—	87,003
Long-term debt and capital lease obligations	221,083	81,043	787,979	—	1,090,105
Other long-term liabilities	—	18,875	5,637	—	24,512
Total liabilities	221,769	358,500	805,341	(19,879)	1,365,731
Stockholders' equity:
Total stockholders' equity	535,068	735,272	209,903	(945,175)	535,068
Total liabilities and stockholders' equity	$756,837	$1,093,772	$1,015,244	$(965,054)	$1,900,799

Condensed Consolidated Balance Sheets as of January 31, 2017

(in thousands)	Conn's, Inc.	Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$23,566	$—	$—	$23,566
Restricted cash	—	—	110,698	—	110,698
Customer accounts receivable, net of allowance	—	173,054	529,108	—	702,162
Other accounts receivable	—	69,286	—	—	69,286
Inventories	—	164,856	—	—	164,856
Other current assets	—	21,505	7,368	(11,768)	17,105
Total current assets	—	452,267	647,174	(11,768)	1,087,673
Investment in and advances to subsidiaries	678,149	220,107	—	(898,256)	—
Long-term portion of customer accounts receivable, net of allowance	—	295,522	320,382	—	615,904
Property and equipment, net	—	159,202	—	—	159,202
Deferred income taxes	71,442	—	—	—	71,442
Other assets	—	6,913	—	—	6,913
Total assets	$749,591	$1,134,011	$967,556	$(910,024)	$1,941,134
Liabilities and Stockholders' Equity
Current liabilities:
Current maturities of capital lease obligations	$—	$849	$—	$—	$849
Accounts payable	—	101,612	—	—	101,612
Accrued expenses	686	40,287	6,525	(4,399)	43,099
Other current liabilities	—	25,230	3,961	(7,370)	21,821
Total current liabilities	686	167,978	10,486	(11,769)	167,381
Deferred rent	—	87,957	—	—	87,957
Long-term debt and capital lease obligations	219,768	179,044	745,581	—	1,144,393
Other long-term liabilities	—	20,883	2,730	—	23,613
Total liabilities	220,454	455,862	758,797	(11,769)	1,423,344
Stockholders' equity:
Total stockholders' equity	529,137	678,149	208,759	(898,255)	517,790
Total liabilities and stockholders' equity	$749,591	$1,134,011	$967,556	$(910,024)	$1,941,134

Condensed Consolidated Statement of Operations
Condensed Consolidated Statements of Operations for the year ended January 31, 2018

(in thousands)	Conn's, Inc.	Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Total net sales	$—	$1,191,967	$—	$—	$1,191,967
Finance charges and other revenues	—	173,539	150,525	—	324,064
Servicing fee revenue	—	63,372	—	(63,372)	—
Total revenues	—	1,428,878	150,525	(63,372)	1,516,031
Costs and expenses:
Cost of goods sold	—	720,344	—	—	720,344
Selling, general and administrative expense	—	460,698	53,087	(63,372)	450,413
Provision for bad debts	—	42,677	174,198	—	216,875
Charges and credits	—	13,331	—	—	13,331
Total costs and expenses	—	1,237,050	227,285	(63,372)	1,400,963
Operating income (loss)	—	191,828	(76,760)	—	115,068
Interest expense	17,772	15,978	46,410	—	80,160
Loss on extinguishment of debt	—	349	2,925	—	3,274
Income (loss) before income taxes	(17,772)	175,501	(126,095)	—	31,634
Provision (benefit) for income taxes	(14,141)	139,647	(100,335)	—	25,171
Net income (loss)	(3,631)	35,854	(25,760)	$—	6,463
Income (loss) from consolidated subsidiaries	10,094	(25,760)	—	15,666	—
Consolidated net income (loss)	$6,463	$10,094	$(25,760)	$15,666	$6,463
Condensed Consolidated Statement of Operations for the year ended January 31, 2017

(in thousands)	Conn's, Inc.	Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Total net sales	$—	$1,314,471	$—	$—	$1,314,471
Finance charges and other revenues	—	117,028	165,349	—	282,377
Servicing fee revenue	—	60,149	—	(60,149)	—
Total revenues	—	1,491,648	165,349	(60,149)	1,596,848
Costs and expenses:
Cost of goods sold	—	823,082	—	—	823,082
Selling, general and administrative expense	—	460,076	60,969	(60,149)	460,896
Provision for bad debts	—	6,974	235,320	—	242,294
Charges and credits	—	6,478	—	—	6,478
Total costs and expenses	—	1,296,610	296,289	(60,149)	1,532,750
Operating income (loss)	—	195,038	(130,940)	—	64,098
Interest expense	17,708	13,379	67,528	—	98,615
Loss on extinguishment of debt	—	—	—	—	—
Income (loss) before income taxes	(17,708)	181,659	(198,468)	—	(34,517)
Provision (benefit) for income taxes	(4,594)	47,129	(51,490)	—	(8,955)
Net income (loss)	(13,114)	134,530	(146,978)	—	(25,562)
Income (loss) from consolidated subsidiaries	(12,448)	(146,978)	—	159,422	—
Consolidated net income (loss)	$(25,562)	$(12,448)	$(146,978)	$159,422	$(25,562)

Condensed Consolidated Statement of Cash Flows
Condensed Consolidated Statements of Cash Flows for the year ended January 31, 2018

(in thousands)	Conn's, Inc.	Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(3,318)	$(925,182)	$979,022	$—	$50,522
Cash flows from investing activities:
Purchase of customer accounts receivables	—	—	(1,112,903)	1,112,903	—
Sale of customer accounts receivables	—	1,112,903	—	(1,112,903)	—
Purchase of property and equipment	—	(16,918)	—	—	(16,918)
Net cash provided by (used in) investing activities	—	1,095,985	(1,112,903)	—	(16,918)
Cash flows from financing activities:
Proceeds from issuance of asset-backed notes	—	—	1,042,034	—	1,042,034
Payments on asset-backed notes	—	(77,104)	(922,923)	—	(1,000,027)
Borrowings from revolving credit facility	—	1,717,012	—	—	1,717,012
Payments on revolving credit facility	—	(1,817,512)	—	—	(1,817,512)
Payment of debt issuance costs and amendment fees	—	(3,268)	(10,606)	—	(13,874)
Proceeds from stock issued under employee benefit plans	3,318	—	—	—	3,318
Tax Payments associated with equity-based compensation transactions	—	(1,182)	—	—	(1,182)
Payments from extinguishment of debt	—	(836)	—	—	(836)
Other	—	(643)	—	—	(643)
Net cash provided by (used in) financing activities	3,318	(183,533)	108,505	—	(71,710)
Net change in cash, cash equivalents and restricted cash	—	(12,730)	(25,376)	—	(38,106)
Cash, cash equivalents and restricted cash, beginning of period	—	23,566	110,698	—	134,264
Cash, cash equivalents and restricted cash, end of period	$—	$10,836	$85,322	$—	$96,158
Condensed Consolidated Statement of Cash Flows for the year ended January 31, 2017

(in thousands)	Conn's, Inc.	Guarantors	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$(1,268)	$(723,018)	$929,457	$—	$205,171
Cash flows from investing activities:
Purchase of customer accounts receivables	—	—	(923,842)	923,842	—
Sale of customer accounts receivables	—	923,842	—	(923,842)	—
Purchase of property and equipment	—	(46,556)	—	—	(46,556)
Proceeds from sales of property	—	10,806	—	—	10,806
Net cash provided by (used in) investing activities	—	888,092	(923,842)	—	(35,750)
Cash flows from financing activities:
Proceeds from issuance of asset-backed notes	—	—	1,067,850	—	1,067,850
Payments on asset-backed notes	—	—	(1,032,842)	—	(1,032,842)
Borrowings from revolving credit facility	—	724,697	—	—	724,697
Payments on revolving credit facility	—	(876,404)	—	—	(876,404)
Payment of debt issuance costs and amendment fees	—	(1,215)	(8,501)	—	(9,716)
Proceeds from stock issued under employee benefit plans	1,268	—	—	—	1,268
Tax Payments associated with equity-based compensation transactions	—	(40)	—	—	(40)
Other	—	(800)	—	—	(800)
Net cash provided by (used in) financing activities	1,268	(153,762)	26,507	—	(125,987)
Net change in cash, cash equivalents and restricted cash	—	11,312	32,122	—	43,434
Cash, cash equivalents and restricted cash, beginning of period	—	12,254	78,576	—	90,830
Cash, cash equivalents and restricted cash, end of period	$—	$23,566	$110,698	$—	$134,264